Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Opportunistic Trader ETF [Member]
Shareholder Report [Line Items]
Fund Name	OPPORTUNISTIC TRADER ETF
Class Name	OPPORTUNISTIC TRADER ETF
Trading Symbol	WZRD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Opportunistic Trader ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at opportunistictraderetf.com. You can also contact us at (855) 994-4773.
Additional Information Phone Number	(855) 994-4773
Additional Information Website	opportunistictraderetf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Trader ETF	$28	0.99%[1]

[1] Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.99% [1]
Net Assets	$ 976,250
Holdings Count	14
Advisory Fees Paid, Amount	$ 32,054
Investment Company, Portfolio Turnover	275611.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$976,250
Number of Holdings	14
Total Net Advisory Fee	$32,054
Portfolio Turnover Rate	275,611%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2026) Portfolio Composition
Options Purchased	165.35%
Exchange Traded Funds	0.66%
Options Written	-200.07%

Largest Holdings [Text Block]

Top 10 Holdings

QQQ US 07/08/26 C731	75.90%
QQQ US 07/07/26 C727	46.68%
MU US 07/02/26 C1130	19.99%
QQQ US 07/01/26 C738	12.55%
NVDA US 07/01/26 C197.5	5.74%
SPXW US 07/01/26 C7520	2.75%
QQQ US 07/01/26 C746	1.74%
US Treasury 3 Month Bill ETF	0.66%
SPXW US 07/01/26 C7500	-5.74%
QQQ US 07/01/26 C741	-13.21%

[1]	Annualized